Document and Entity Information	Jun. 30, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	1-2360
Entity Tax Identification Number	13-0871985
Entity Address, Address Line One	1 New Orchard Rd
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000051143
New York Stock Exchange [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 2.625% Notes due 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.625% Notes due 2022
Trading Symbol	IBM 22A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.250% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	IBM 23A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.375% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.375% Notes due 2023
Trading Symbol	IBM 23B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.125% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Notes due 2024
Trading Symbol	IBM 24A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 2.875% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.875% Notes due 2025
Trading Symbol	IBM 25A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.950% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.950% Notes due 2025
Trading Symbol	IBM 25B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.875% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	IBM 25C
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.300% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.250% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.300% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.750% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.500% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.875% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Notes due 2030
Trading Symbol	IBM 30
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.750% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.650% Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.250% Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2034
Trading Symbol	IBM 34
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.200% Notes due 2040 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 7.00% Debentures due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Debentures due 2025
Trading Symbol	IBM 25
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.22% Debentures due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.50% Debentures due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 7.00% Debentures due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 7.125% Debentures due 2096 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE